FAIR VALUE MEASUREMENTS - Schedule of significant unobservable inputs of liabilities (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Derivative liabilities	¥ 0
IPO scenario
FAIR VALUE MEASUREMENTS
Relative weighting percentage		80.00%
Redemption scenario
FAIR VALUE MEASUREMENTS
Relative weighting percentage		20.00%
Recurring Basis | Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS
Key unobservable input		15
Embedded Derivative Liability, Measurement Input [Extensible Enumeration]	us-gaap:MeasurementInputDiscountRateMember	us-gaap:MeasurementInputDiscountRateMember
Derivative liabilities	¥ 0